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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: __________

       This Amendment (Check only one):     [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stone Harbor Investment Partners LP
Address:  31 West 52/nd/ Street
          16/th/ Floor
          New York, NY 10019

Form 13F File Number: 028-14178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Wilby
Title:  Chief Investment Officer
Phone:  (212) 548-1200

Signature, Place, and Date of Signing:

              /s/ Peter J. Wilby    New York, NY     May 10, 2012
              -------------------   --------------   -------------
                 [Signature]        [City, State]       [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

                          FORM 13F FILE NUMBER  NAME
                          --------------------  ----

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                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 32
Form 13F Information Table Value Total (000's): $80,331

List of Other Included Managers:
No. Form 13F File Number Name
NONE

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                     FORM 13F INFORMATION TABLE - Q1 2012

                                                 MARKET   SHARES/                                    VOTING    VOTING    VOTING
                                                  VALUE  PRINCIPAL  SHARES     INVESTMENT   OTHER   AUTHORITY AUTHORITY AUTHORITY
NAME OF ISSUER        TITLE OF CLASS     CUSIP   (000'S)  AMOUNT   /PRINCIPAL  DISCRETION  MANAGERS  (SOLE)   (SHARED)   (NONE)
--------------        ---------------- --------- ------- --------- ----------  ----------  -------- --------- --------- ---------
AIRTRAN HLDGS INC     NOTE 5.250%11/0  00949PAD0  2,308  1,794,000    PRN        SOLE         0     1,794,000     0         0
APACHE CORP           PFD CONV SER D   037411808  4,311     78,150    SH         SOLE         0        78,150     0         0
CHARTER
  COMMUNICATIONS
  INC D               CL A NEW         16117M305  5,177     82,034    SH         SOLE         0        82,034     0         0
CHENIERE ENERGY INC   NOTE 2.250% 8/0  16411RAE9  2,209  2,217,000    PRN        SOLE         0     2,217,000     0         0
COMTECH
  TELECOMMUNICATIONS
  C                   NOTE 3.000% 5/0  205826AF7  3,151  2,746,000    PRN        SOLE         0     2,746,000     0         0
CUMULUS MEDIA INC     CL A             231082108    617    172,924    SH         SOLE         0       172,924     0         0
DENDREON CORP         NOTE 2.875% 1/1  24823QAC1  2,220  2,767,000    PRN        SOLE         0     2,767,000     0         0
DIGITAL RIV INC       NOTE 2.000%11/0  25388BAD6  2,049  2,105,000    PRN        SOLE         0     2,105,000     0         0
HARTFORD FINL SVCS
  GROUP INC           DEP CONV PFD     416515708    935     43,370    SH         SOLE         0        43,370     0         0
HERCULES OFFSHORE
  INC                 NOTE 3.375% 6/0  427093AD1  4,341  4,352,000    PRN        SOLE         0     4,352,000     0         0
HORNBECK OFFSHORE
  SVCS INC N          FRNT 1.625%11/1  440543AE6  2,083  1,922,000    PRN        SOLE         0     1,922,000     0         0
IXIA                  NOTE 3.000%12/1  45071RAB5  3,238  3,095,000    PRN        SOLE         0     3,095,000     0         0
LUCENT
  TECHNOLOGIES INC    DBCV 2.875% 6/1  549463AG2  3,645  4,348,000    PRN        SOLE         0     4,348,000     0         0
LUCENT
  TECHNOLOGIES INC    DBCV 2.750% 6/1  549463AH0    437    439,000    PRN        SOLE         0       439,000     0         0
LYONDELLBASELL
  INDUSTRIES N        SHS - A -        N53745100    776     18,000    SH         SOLE         0        18,000     0         0
MEDIVATION INC        NOTE 2.625% 4/0  58501NAA9    786    744,000    PRN        SOLE         0       744,000     0         0
METLIFE INC           UNIT 99/99/9999  59156R116  2,066     29,415    SH         SOLE         0        29,415     0         0
MICRON TECHNOLOGY
  INC                 NOTE 1.875% 6/0  595112AH6    716    695,000    PRN        SOLE         0       695,000     0         0
MICRON TECHNOLOGY
  INC                 DEBT 1.875% 6/0  595112AK9  1,894  1,875,000    PRN        SOLE         0     1,875,000     0         0
MOLYCORP INC DEL      PFD CONV SER A   608753208    903     12,660    SH         SOLE         0        12,660     0         0
NEWPARK RES INC       NOTE 4.000%10/0  651718AC2  2,422  2,172,000    PRN        SOLE         0     2,172,000     0         0
ON SEMICONDUCTOR
  CORP                NOTE 4/1         682189AE5  5,043  5,056,000    PRN        SOLE         0     5,056,000     0         0
ON SEMICONDUCTOR
  CORP                NOTE 2.625%12/1  682189AG0  4,019  3,608,000    PRN        SOLE         0     3,608,000     0         0
PDL BIOPHARMA INC     NOTE 3.750% 5/0  69329YAC8  1,401  1,323,000    PRN        SOLE         0     1,323,000     0         0
RTI INTL METALS INC   NOTE 3.000%12/0  74973WAA5  3,001  2,928,000    PRN        SOLE         0     2,928,000     0         0
SAVIENT
  PHARMACEUTICALS
  INC                 NOTE 4.750% 2/0  80517QAA8    835  1,975,000    PRN        SOLE         0     1,975,000     0         0
SMITHFIELD FOODS INC  NOTE 4.000% 6/3  832248AR9  3,317  2,900,000    PRN        SOLE         0     2,900,000     0         0
TEVA
  PHARMACEUTICAL
  FIN LLC             DBCV 0.250% 2/0  88163VAE9  2,320  2,120,000    PRN        SOLE         0     2,120,000     0         0
TRW AUTOMOTIVE INC    NOTE 3.500%12/0  87264MAH2  5,472  3,190,000    PRN        SOLE         0     3,190,000     0         0
TYSON FOODS INC       NOTE 3.250%10/1  902494AP8  4,441  3,525,000    PRN        SOLE         0     3,525,000     0         0
WELLS FARGO & CO
  NEW                 PERP PFD CNV A   949746804  2,849      2,557    SH         SOLE         0         2,557     0         0
XILINX INC            SDCV 3.125% 3/1  983919AD3  1,347  1,064,000    PRN        SOLE         0     1,064,000     0         0
                                           Total 80,331
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